Long-Term Debt - Additional Information - $172.5 Million Secured Loan Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Maturity date of secured loan facility		Dec. 31, 2018
Minimum liquidity of Partnership			$ 17,000,000
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
77.5 Million Loan Facility [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Maturity date of secured loan facility		Sep. 30, 2023
Minimum liquidity of Partnership	$ 17,000,000
Minimum book equity ratio for Partnership	30.00%
77.5 Million Loan Facility [Member] | Dan Cisne [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,000,000
77.5 Million Loan Facility [Member] | Dan Cisne [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,500,000
77.5 Million Loan Facility [Member] | Dan Cisne [Member] | First Three Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	100.00%
77.5 Million Loan Facility [Member] | Dan Cisne [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	125.00%
77.5 Million Loan Facility [Member] | Dan Cisne [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Percentage of fixed interest margin rate	2.40%
77.5 Million Loan Facility [Member] | Dan Sabia [Member]
Debt Instrument [Line Items]
Maturity date of secured loan facility		Jan. 31, 2024
77.5 Million Loan Facility [Member] | Dan Sabia [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Percentage of fixed interest margin rate	2.40%
77.5 Million Loan Facility [Member] | Senior Term Loan [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 172,500,000